Related Party Transactions - Schedule of Due from Related Parties (Details) - EUR (€)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Due from Related Parties [Line Items]
Due from related parties	€ 246,220	€ 1,601,273
Senior partner [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties
Other group companies [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties	245,970	1,601,273
Ultimate partner [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties	250
Credits Pending Collection [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties	16,908	175,771
Credits Pending Collection [Member] | Senior partner [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties
Credits Pending Collection [Member] | Other group companies [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties	16,908	175,771
Credits Pending Collection [Member] | Ultimate partner [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties
Long-term investment [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties	112,725	2,550
Long-term investment [Member] | Senior partner [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties
Long-term investment [Member] | Other group companies [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties	112,725	2,550
Long-term investment [Member] | Ultimate partner [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties
Trade receivables [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties	116,587	1,422,952
Trade receivables [Member] | Senior partner [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties
Trade receivables [Member] | Other group companies [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties	116,337	1,422,952
Trade receivables [Member] | Ultimate partner [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties	€ 250